Financial Expenses, Net	12 Months Ended
Dec. 31, 2024
Financial Expenses, Net [Abstract]
Financial Expenses, net

Note 14 - Financial Expenses, net

	For the Year Ended December 31,
	2024	2023
	New Israeli Shekels
Interest expenses to related parties	117,559	74,134
Interest income from loans granted	(34,355)	(4,215)
Foreign exchange differences	(281)	9,573
Others and banks fees	11,457	4,845
Total	94,380	84,337